Property and Equipment (Disclosure of property and equipment) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 8,188
Ending Balance	76,255	$ 8,188
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	13,368	31,869
Additions	84,755
Discontinuance of business		18,501
Ending Balance	98,123	13,368
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(5,180)	(11,678)
Amortization	(16,688)	(3,509)
Discontinuance of business		(10,007)
Ending Balance	(21,868)	(5,180)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,188
Ending Balance	76,255	8,188
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	13,368	21,953
Additions	84,755
Discontinuance of business		8,585
Ending Balance	98,123	13,368
Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(5,180)	(5,749)
Amortization	(16,688)	(3,509)
Discontinuance of business		(4,078)
Ending Balance	(21,868)	(5,180)
Leasehold Improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0
Ending Balance	0	0
Leasehold Improvement [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	9,916
Additions	0
Discontinuance of business		9,916
Ending Balance	0	0
Leasehold Improvement [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	(5,929)
Amortization	0	0
Discontinuance of business		(5,929)
Ending Balance	$ 0	$ 0